Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2011
Payment Date	2/15/2011
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017

Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,903,828.58

Principal:
Principal Collections	$25,838,300.60
Prepayments in Full	$25,842,247.46
Liquidation Proceeds	$0.00
Recoveries	$0.00

Sub Total	$51,680,548.06

Collections	$56,584,376.64

Purchase Amounts:
Purchase Amounts Related to Principal	$619,216.56
Purchase Amounts Related to Interest	$2,580.43

Sub Total	$621,796.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$57,206,173.63

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2011
Payment Date	2/15/2011
Transaction Month	1
III. DISTRIBUTIONS

				Carryover	Remaining
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$57,206,173.63
Servicing Fee	$1,015,893.53	$1,015,893.53	$0.00	$0.00	$56,190,280.10
Interest — Class A-1 Notes	$36,847.50	$36,847.50	$0.00	$0.00	$56,153,432.60
Interest — Class A-2 Notes	$81,040.89	$81,040.89	$0.00	$0.00	$56,072,391.71
Interest — Class A-3 Notes	$153,586.03	$153,586.03	$0.00	$0.00	$55,918,805.68
Interest — Class A-4 Notes	$149,592.21	$149,592.21	$0.00	$0.00	$55,769,213.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,769,213.47
Interest — Class B Notes	$37,582.84	$37,582.84	$0.00	$0.00	$55,731,630.63
Second Priority Principal Payment	$26,566,276.19	$26,566,276.19	$0.00	$0.00	$29,165,354.44
Interest — Class C Notes	$27,577.68	$27,577.68	$0.00	$0.00	$29,137,776.76
Third Priority Principal Payment	$22,290,000.00	$22,290,000.00	$0.00	$0.00	$6,847,776.76
Interest — Class D Notes	$33,787.93	$33,787.93	$0.00	$0.00	$6,813,988.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$6,813,988.83
Regular Principal Payment	$206,143,723.81	$6,813,988.83	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$57,206,173.63
Principal Payment:

First Priority Principal Payment	$0.00
Second Priority Principal Payment	$26,566,276.19
Third Priority Principal Payment	$22,290,000.00
Regular Principal Payment	$6,813,988.83

Total	$55,670,265.02
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments
		Per $1,000 of		Per $1,000 of	Total Payment
		Original		Original		Per $1,000 of
Original	Actual	Balance	Actual	Balance	Actual	Balance
Class A-1 Notes	$55,670,265.02	$218.31	$36,847.50	$0.14	$55,707,112.52	$218.45
Class A-2 Notes	$0.00	$0.00	$81,040.89	$0.29	$81,040.89	$0.29
Class A-3 Notes	$0.00	$0.00	$153,586.03	$0.46	$153,586.03	$0.46
Class A-4 Notes	$0.00	$0.00	$149,592.21	$0.78	$149,592.21	$0.78
Class B Notes	$0.00	$0.00	$37,582.84	$1.12	$37,582.84	$1.12
Class C Notes	$0.00	$0.00	$27,577.68	$1.24	$27,577.68	$1.24
Class D Notes	$0.00	$0.00	$33,787.93	$1.52	$33,787.93	$1.52

Total	$55,670,265.02	$48.96	$520,015.08	$0.46	$56,190,280.10	$49.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2011
Payment Date	2/15/2011
Transaction Month	1
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$255,000,000.00	1.0000000	$199,329,734.98	0.7816852
Class A-2 Notes	$276,800,000.00	1.0000000	$276,800,000.00	1.0000000
Class A-3 Notes	$335,300,000.00	1.0000000	$335,300,000.00	1.0000000
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000

Total	$1,137,110,000.00	1.0000000	$1,081,439,734.98	0.9510423

Pool Information
Weighted Average APR		4.719%		4.684%
Weighted Average Remaining Term		56.47		55.66
Number of Receivables Outstanding		55,496		53,838
Pool Balance		$1,219,072,241.43		$1,166,771,501.75
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$1,114,807,679.09		$1,065,963,723.81
Pool Factor		1.0000000		0.9570979

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$17,501,572.53
Yield Supplement Overcollateralization Amount	$100,807,777.94
Targeted Overcollateralization Amount	$106,118,628.06
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$85,331,766.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2011
Payment Date	2/15/2011
Transaction Month	1
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		127	$975.06
(Recoveries)		0	$0.00

Net Losses for Current Collection Period			$975.06
Cumulative Net Losses Last Collection Period			$0.00

Cumulative Net Losses for all Collection Periods			$975.06

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.00%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.41%	221	$4,788,208.68
61-90 Days Delinquent	0.01%	3	$111,029.74
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.42%	224	$4,899,238.42

Repossesion Inventory:

Repossesed in the Current Collection Period		7	$186,469.32
Total Repossesed Inventory		7	$186,469.32

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0000%
Current Collection Period			0.0010%
Three Month Average			0.0000%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0000%
Current Collection Period			0.0056%
Three Month Average			0.0000%